Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 7 – Related Party Transactions

Revenue generated from Vitashower Corp., a company owned by the CEO’s wife, amounted to $15,141 and $21,267 for the six months ended June 30, 2021 and 2020, respectively. Account receivable balance due from Vitashower Corp. amounted to $5,016 and $0 as of June 30, 2021 and December 31, 2020, respectively. Purchases generated from Vitashower Corp. amounted to $3,379 and $0 for the six months ended June 30, 2021 and 2021, respectively. There were accounts payable balances of $0 and $17,471due to Vitashower Corp. as of June 30, 2021 and December 31, 2020, respectively.

Compensation for services provided by the President and Chief Executive Officer for the six months ended June 30, 2021 and 2020 amounted to $60,000 and $60,000, respectively.